                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05597

               Morgan Stanley Municipal Income Opportunities Trust (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2006

Date of reporting period: August 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY MUNICIPAL INCOME OPPORTUNITIES TRUST
PORTFOLIO OF INVESTMENTS August 31, 2005 (unaudited)

PRINCIPAL
AMOUNT IN                                                                          COUPON   MATURITY
THOUSANDS                                                                           RATE      DATE        VALUE
---------                                                                          ------   --------   ----------
            TAX-EXEMPT MUNICIPAL BONDS (96.2%)
            Educational Facilities Revenue (4.3%)
   1,100    ABAG Finance Authority for Nonprofit Corporations, California,          7.50%   05/01/11   $  1,141,173
               National Center for International Schools COPs
     500    San Diego County, California, The Burnham Institute COPs                6.25    09/01/29        527,345
   1,000    Bellalago Educational Facilities Benefits District, Florida,            5.80    05/01/34      1,040,720
               Bellalago Charter School Ser 2004 B
     500    Illinois Finance Authority, Fullerton Village Student Housing          5.125    06/01/35        508,065
               Ser 2004 A
     500    Maryland Industrial Development Financing Authority, Our Lady of        6.00    05/01/35        520,330
               Good Counsel High School Ser 2005 A
   1,000    Westchester County Industrial Development Agency, New York,            5.375    08/01/24      1,054,900
               Guiding Eyes for The Blind Inc Ser 2004
   2,000    Chattanooga Health Educational & Housing, Tennessee, CDFI              5.125    10/01/35      2,020,320
               Ser 2005 A
                                                                                                       ------------
   6,600                                                                                                  6,812,853
                                                                                                       ------------
            Hospital Revenue (15.6%)
   1,000    Colbert County - Northwest Health Care Authority, Alabama, Helen        5.75    06/01/27      1,045,690
               Keller Hospital Ser 2003
   2,000    Baxter County, Arkansas, Baxter County Regional Hospital Impr &        5.625    09/01/28      2,070,060
               Refg Ser 1999 B
   2,000    Hawaii Department of Budget & Finance, Kuakini Health 2002 Ser A       6.375    07/01/32      2,163,960
   1,000    Indiana Health Facility Financing Authority, Riverview Hospital        6.125    08/01/31      1,086,820
               Ser 2002
   2,000    Maryland Health & Higher Educational Facilities Authority,              6.75    07/01/30      2,247,940
               University of Maryland Medical Center Ser 2000
     600    Gaylord Hospital Financing Authority, Michigan, Otsego Memorial         6.50    01/01/37        625,842
               Hospital Ser 2004
   1,500    St. Paul, Minnesota, Housing and Redevelopment Authority,               6.00    11/15/35      1,634,415
               HealthEast Project Ser 2005 (WI)
   3,000    Henderson, Nevada, Catholic Health West 1998 Ser A                     5.375    07/01/26      3,091,320
   1,500    New Hampshire Higher Educational & Health Facilities Authority,         6.00    05/01/28      1,542,780
               Littleton Hospital Assn Ser 1998 A
   2,000    New Jersey Health Care Facilities Financing Authority, Raritan Bay      7.25    07/01/27      2,059,600
               Medical Center Ser 1994
   1,105    Nassau County Industrial Development Agency, New York, North           5.875    11/01/11      1,212,108
               Shore Health Ser B **
   1,000    Monroe County Hospital Authority, Pennsylvania,  Pocono Medical         6.00    01/01/43      1,082,400
               Center Ser 2003
   2,000    South Carolina Jobs - Economic Development Authority, Palmetto         6.875    08/01/27      2,311,880
               Health Refg Ser 2003 C
   1,000    Knox County Health, Educational & Housing Facility Board,               6.50    04/15/31      1,074,150
               Tennessee, Baptist Health of East Tennessee Ser 2002
   1,000    Decatur Hospital Authority, Texas, Wise Regional Health                7.125    09/01/34      1,109,200
               Ser 2004 A

     350    Hidalgo County Health Services Corporation, Texas, Mission               5.00   08/15/19        359,093
               Hospital Ser 2005
--------                                                                                               ------------
  23,055                                                                                                 24,717,258
--------                                                                                               ------------
            Industrial Development/Pollution Control Revenue (14.4%)
   2,000    Los Angeles, California, American Airlines Inc Terminal 4                7.50   12/01/24      2,134,960
               Ser 2002 C (AMT)
     360    Metropolitan Washington Airports Authority, District of Columbia &     10.125   09/01/11        360,529
               Virginia, CaterAir International Corp Ser 1991 (AMT)++
   2,000    Chicago, Illinois, Chicago O'Hare Int'l Airport/United Airlines          6.30   05/01/16        320,420
               Inc Refg Ser 2001 C (a)
   1,500    Iowa Finance Authority, IPSCO Inc Ser 1997 (AMT)                         6.00   06/01/27      1,541,415
   2,000    New York City Industrial Development Agency, New York, 7 World           6.50   03/01/35      2,153,100
               Trade Center LLC Ser 2005 A
   1,500    Dayton, Ohio, Emery Air Freight Corp Refg Ser 1998 A                    5.625   02/01/18      1,598,805
     455    Zanesville-Muskingum County Port Authority, Ohio, Anchor Glass          10.25   12/01/08        455,278
               Container Corp Ser 1989 B (AMT)
   2,000    Beaver County Industrial Development Authority, Pennsylvania,            7.75   05/01/20      2,058,160
               Toledo Edison Co Collateralized Ser 1995 B
   2,920    Carbon County Industrial Development Authority, Pennsylvania,            6.65   05/01/10      3,175,354
               Panther Creek Partners Refg 2000 Ser (AMT)
            Pennsylvania Economic Development Financing Agency,
     750    Colver Project Refg Ser G                                               5.125   12/01/15        760,395
   1,000    Reliant Energy Inc Ser 2001 A (AMT)                                      6.75   12/01/36      1,079,480
   1,225    Lexington County, South Carolina, Ellett Brothers Inc Refg Ser 1988      7.50   09/01/08      1,214,245
   1,000    Brazos River Authority, Texas, TXU Electric Refg Ser 1999 A (AMT)        7.70   04/01/33      1,205,170
   1,000    Chesterfield County Industrial Development Authority, Virginia,          5.50   10/01/09      1,036,700
               Virginia Electric & Power Co Ser 1985
   3,700    Pittsylvania County Industrial Development Authority, Virginia,          7.45   01/01/09      3,837,713
               Multi-Trade Pittsylvania County Ser 1994 A (AMT)
--------                                                                                               ------------
  23,410                                                                                                 22,931,724
--------                                                                                               ------------
            Mortgage Revenue - Multi-Family (7.1%)
            Washington County Housing & Redevelopment Authority, Minnesota,
   3,885    Courtly Park Ser 1989 A                                                  9.75   06/15/19      3,035,273
   1,165    Courtly Park Ser 1989 A (AMT)                                           10.25   06/15/19        910,354
  24,080    Courtly Park Ser 1989 B                                                  0.00   06/15/19        439,941
   8,678    Courtly Park Ser 1989 B (AMT)                                            0.00   06/15/19        158,545
            White Bear Lake, Minnesota,
   3,715    White Bear Woods Apts Phase II Refg 1989 Ser A                           9.75   06/15/19      3,215,778
  19,771    White Bear Woods Apts Phase II Refg 1989 Ser B                           0.00   06/15/19        361,224
   3,000    Brookhaven Industrial Development Agency, New York, Woodcrest           6.375   12/01/37      3,095,910
               Estates Ser 1998 A (AMT)
--------                                                                                               ------------
  64,294                                                                                                 11,217,025
--------                                                                                               ------------
            Mortgage Revenue - Single Family (6.0%)
            Colorado Housing & Finance Authority,
     155    1996 Ser B (AMT)                                                         7.65   11/01/26        156,127
     625    Ser 1998 D-2 (AMT)                                                       6.35   11/01/29        636,356
  22,660    New Hampshire Housing Finance Authority, Residential 1983 Ser B          0.00   01/01/15      8,699,401
--------                                                                                               ------------
  23,440                                                                                                  9,491,884
--------                                                                                               ------------

            Nursing & Health Related Facilities Revenue (11.0%)
            Escambia County, Florida,
   4,885    Pensacola Care Development Centers Ser 1989                             10.25   07/01/11      4,945,965
   1,125    Pensacola Care Development Centers Ser 1989 A                           10.25   07/01/11      1,139,040
   1,000    Orange County Health Facilities Authority, Florida, Westminister         6.75   04/01/34        997,410
               Community Care Services Inc Ser 1999
   1,000    Pinellas County Health Facilities Authority, Florida, Oaks of            6.25   06/01/34      1,060,870
               Clearwater Ser 2004
   1,925    Iowa Health Facilities Development Financing Authority, Care             9.25   07/01/25      2,376,490
               Initiatives Ser 1996
     515    Kentucky Economic Development Financing Authority,                       6.50#  01/01/29        521,571
               AHF/Kentucky-Iowa Inc Ser 2003
   1,000    Westside Habilitation Center, Louisiana, Intermediate Care              8.375   10/01/13      1,008,420
               Facility for the Mentally Retarded Refg Ser 1993
   1,775    Massachusetts Development Finance Agency, New England Center            5.875   11/01/18      1,820,440
               for Children Ser 1998
   1,000    Massachusetts Health & Educational Facilities Authority, The            6.125   07/01/29      1,024,980
               Learning Center for Deaf Children Ser C
   1,000    St Louis County Industrial Development Authority, Missouri,             6.625   11/15/35      1,044,200
               Pediatric Rehabilitation Center Ser 2003 A
     730    New Jersey Economic Development Authority, First Mortgage -             5.875   01/01/37        753,367
               Lions Gate Project Ser 2005 A
     780    Mount Vernon Industrial Development Agency, New York,                    6.00   06/01/09        800,670
               Meadowview at the Wartburg Ser 1999
--------                                                                                               ------------
  16,735                                                                                                 17,493,423
--------                                                                                               ------------
            .
            Recreational Facilities Revenue (4.6%)
   2,000    Sacramento Financing Authority, California, Convention Center            6.25   01/01/30      2,109,460
               Hotel 1999 Ser A
   1,000    San Diego County, San Diego Natural History Museum COPs                  5.70   02/01/28        982,320
               Mashantucket (Western) Pequot Tribe, Connecticut,
   1,010     Special 1996 Ser A (b)                                                  6.40   09/01/11      1,056,601
   1,000     Special 1997 Ser B (b)                                                  5.75   09/01/27      1,037,700
   2,000    Austin Convention Enterprises Inc, Texas, Convention Center Hotel        6.70   01/01/32      2,134,160
             Ser 2000 A
--------                                                                                               ------------
   7,010                                                                                                  7,320,241
--------                                                                                               ------------

            Retirement & Life Care Facilities Revenue  (16.5%)
     500    Orange County Health Facilities Authority, Florida, Orlando              5.70   07/01/26        509,260
               Lutheran Towers Inc. Ser 2005
   1,000    St Johns County Industrial Development Authority, Florida,               8.00   01/01/30      1,083,110
               Glenmoor Ser 1999 A
   1,000    Hawaii Department of Budget & Finance, Kahala Nui 2003 Ser A             8.00   11/15/33      1,160,120
   1,500    Lenexa, Kansas, Lakeview Village - Southridge Ser 2002 C                6.875   05/15/32      1,642,275
   1,500    Maryland Health & Higher Educational Facilities Authority, Mercy         6.00   04/01/35      1,593,900
               Ridge 2003 Ser A
   1,500    Massachusetts Development Finance Agency, Loomis Communities             5.75   07/01/23      1,515,015
               Ser 1999 A
   1,500    Kansas City Industrial Development Agency, Missouri, Bishop              6.50   01/01/35      1,586,895
               Spencer 2004 Ser A
            New Jersey Economic Development Authority,
   1,000       Cedar Crest Village Inc Ser 2001 A                                    7.25   11/15/31      1,095,660

   1,000       Franciscan Oaks Ser 1997                                             5.70    10/01/17      1,021,620
   1,000       The Presbyterian Home at Montgomery Ser 2001 A                      6.375    11/01/31      1,040,350
   2,000       United Methodist Homes of New Jersey Ser 1998                       5.125    07/01/25      2,008,780
   3,250    Suffolk County Industrial Development Agency, New York,                 7.25    11/01/28      3,547,342
               Jefferson's Ferry Ser 1999
   1,000    North Carolina Medical Care Commission, The Given Estate,               6.50    07/01/32      1,078,660
               Ser 2003 A
   1,000    Chester County Health & Education Facilities Authority,                7.625    07/01/34      1,118,730
               Pennsylvania, Jenner's Pond Inc Ser 2002
   1,000    Montgomery County Industry Development Authorty, Pennsylvania,          6.25    02/01/35      1,060,530
               Whitemarsh Community Ser 2005
     750    Shelby County Health, Educational & Housing Facilities Board,           7.25    12/01/34        793,118
               Tennessee, Village at Germantown Ser 2003 A
   1,000    Houston Health Facilities Development Coproration, Texas,              7.125    02/15/34      1,110,260
               Buckingham Senior Living Community Ser 2004 A
   2,100    Vermont Economic Development Authority, Wake Robin Corp                 6.75    03/01/29      2,217,138
               Ser 1999 A
   1,000    Peninsula Ports Authority of Virginia, Virginia Baptist Homes          7.375    12/01/32      1,119,660
               Ser 2003 A
--------                                                                                               ------------
  24,600                                                                                                 26,302,423
--------                                                                                               ------------

            Tax Allocation Revenue (13.5%)
     500    Carlsbad, California, Assessment District No 2002-2001 Poinsettia       5.20    09/02/35        506,230
               Lane East Ser 2005 A
   1,000    San Marcos Community Facilities District No 2002-01, California,        5.95    09/01/35      1,069,820
               University Commons Ser 2004
   2,000    Elk Valley Public Improvement Corporation, Colorado, Ser 2001 A         7.35    09/01/31      2,147,880
   1,000    Southlands Metropolitan District No 1, Colorado, Ser 2004              7.125    12/01/34      1,105,470
   2,000    Beacon Lakes, Community Development District, Florida,                  6.90    05/01/35      2,136,060
               Ser 2003 A
   1,000    Midtown Miami Florida Community Development District, Florida,          6.25    05/01/37      1,067,750
               Ser 2004 A

   2,000    Atlanta, Georgia, Tax Allocation Bonds, Eastside Project Ser 2005 B     5.60    01/01/30      2,039,060
   2,000    Chicago, Illinois, Lake Shore East Ser 2002                             6.75    12/01/32      2,197,700
     725    Lincolnshire, Illinois, Special Service Area No 1 Ser 2004              6.25    03/01/34        783,428
   2,000    Des Peres, Missouri, West County Center Ser 2002                        5.75    04/15/20      2,077,280
   4,000    Fenton, Missouri, Gravois Bluffs Redevelopment Ser 2001 A Refg          7.00    10/01/21      4,336,240
   1,980    Las Vegas District No 808, Nevada, Summerlin Ser 2001                   6.75    06/01/21      2,047,597
--------                                                                                               ------------
  20,205                                                                                                 21,514,515
--------                                                                                               ------------

            Transportation Facilities Revenue (2.3%)
   1,650    Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg               5.85    10/01/13      1,794,160
               Ser 1993 A (Ambac)
     750    Augusta, Georgia, Airport Passenger Facility Charge Ser 2005 A          5.15    01/01/35        771,788
   1,000    Nevada Department of Business & Industry, Las Vegas Monorail           7.375    01/01/40      1,051,160
               2nd Tier Ser 2000
--------                                                                                               ------------
   3,400                                                                                                  3,617,108
--------                                                                                               ------------

            Other Revenue (0.9%)
   1,500    New York Counties Tobacco Trust IV Ser 2005A                            5.00    06/01/45      1,480,740
--------                                                                                               ------------
 214,249    TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $159,107,742)                                        152,899,194
--------                                                                                               ------------

            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (1.6%)
   1,030    Idaho Health Facilities Authority, St Luke's Regional Medical Center    2.27*   07/01/30      1,030,000
            Ser 2000 (FSA) (Demand 09/01/05)
     370    Indiana Health Facility Financing Authority, Clarian Health             2.32*   03/01/30        370,000
            Obligated Group Ser 2000 B (Demand 09/01/05)
   1,100    Roanoke Industrial Development Authority, Virginia, Carilion Health     2.34*   07/01/27      1,100,000
            System Ser 1997 A (Demand 09/01/05)
--------                                                                                               ------------
   2,500    TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $2,500,000)                           2,500,000
--------                                                                                               ------------
$216,749    TOTAL INVESTMENTS (Cost $161,607,742) (c) (d)                           97.8%               155,399,194
========
            OTHER ASSETS IN EXCESS OF LIABILITIES                                    2.2                  3,473,946
                                                                                   -----               ------------
            NET ASSETS                                                             100.0%              $158,873,140
                                                                                   =====               ============

----------
AMT  Alternative Minimum Tax.

COPs Certificates of Participation.

WI   Security purchased on a when-issued basis.

*    Current coupon of variable rate demand obligation.

** A portion of this security has been physically segregated in connection with open futures contracts in the amount equal to $16,250 .

++   Joint exemption in locations shown.

#    Currently a 6.50% coupon; increases to 8.00% on January 1, 2009.

(a)  Issuer in bankruptcy; non-income producing security

(b)  Resale is restricted to qualified institutional investors.

(c) Securities have been designated as collateral in an amount equal to $4,808,194 in connection with open futures contracts and security purchased on a when-issued basis.

(d) The aggregate cost for federal income tax purposes is $161,509,074. The aggregate gross unrealized appreciation is $9,053,319 and the aggregate gross unrealized depreciation is $15,163,199, resulting in net unrealized depreciation of $6,109,880.

Bond Insurance:

Ambac Ambac Assurance Corporation.

FSA  Financial Security Assurance Inc.

FUTURES CONTRACTS OPEN AT AUGUST 31, 2005:

                                DESCRIPTION,
NUMBER OF                      DELIVERY MONTH        UNDERLYING FACE    UNREALIZED
CONTRACTS   LONG/SHORT            AND YEAR           AMOUNT AT VALUE   DEPRECIATION
---------   ----------   -------------------------   ---------------   ------------
    25         Short     U.S. Treasury Notes 5 yr
                         December 2005                 $(2,709,375)      $(21,826)
     5         Short     U.S. Treasury Notes 10 yr
                         December 2005                    (560,391)        (5,373)
                                                                         --------
                         Total unrealized depreciation..............     $(27,200)
                                                                         ========

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
             Based on Market Value as a Percent of Total Investments
                           August 31, 2005 (unaudited)

Alabama                  0.7%
Arkansas                 1.3
California               5.4
Colorado                 2.6
Connecticut              1.3
District of Columbia     0.2
Florida                 10.2
Georgia                  1.8
Hawaii                   2.1
Idaho                    0.7
Illinois                 2.5
Indiana                  0.9
Iowa                     2.5
Kansas                   1.1
Kentucky                 0.3
Louisiana                0.7
Maryland                 2.8
Massachusetts            2.8
Michigan                 0.4
Minnesota                6.3
Missouri                 5.8
Nevada                   4.0
New Hampshire            6.6
New Jersey               5.1
New York                 8.6
North Carolina           0.7
Ohio                     1.3
Pennsylvania             6.7
South Carolina           2.3
Tennessee                2.5
Texas                    3.8
Vermont                  1.4
Virginia                 4.8
Joint exemptions*       (0.2)
                       -----
Total+                 100.0%
                       =====

----------
*    Joint exemptions have been included in each geographic location.

+ Does not include open short futures contracts with an underlying face amount of $3,269,766, with unrealized depreciation of $27,200.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income Opportunities Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
October 20, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
October 20, 2005


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
October 20, 2005


                                       3